Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of our company for the last five fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021.

					Value of Initial $100 Investment
Year	SCT Compensation for PEO	CAP Compensation for PEO	Average SCT Compensation for Other NEOs	Average CAP Compensation for Other NEOs	Company TSR	S&P Midcap 400	Net Income	Adjusted EBITDA
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$4,891,868	$3,813,615	$1,159,308	$(739,565)	$114.90	$154.68	$168.4	$605.1
2024	$1,078,031	$636,348	$2,583,817	$2,493,271	$177.85	$143.89	$227.5	$700.2
2023	$1,106,531	$1,084,459	$813,230	$(127,539)	$167.22	$126.29	$234.2	$713.5
2022	$1,137,020	$511,807	$2,336,474	$1,947,828	$169.37	$108.47	$291.2	$728.2
2021	$2,009,400	$11,274,977	$932,443	$7,581,878	$205.35	$124.76	$256.5	$662.0

Column (a): Reflects the respective years of the amounts shown in subsequent columns.

Column (b): For fiscal years 2025, 2024, 2023, 2022 and 2021 reflects compensation amounts reported in the “Summary Compensation Table” ("SCT") for our CEO, Marc G. Swanson, (our principal executive officer ("PEO")), for the respective years shown.

Column (c): “Compensation actually paid” ("CAP") to our CEO in each of 2025, 2024, 2023, 2022 and 2021, reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

	Marc G. Swanson
	2025	2024	2023	2022	2021
SCT Total Compensation	$4,891,868	$1,078,031	$1,106,531	$1,137,020	$2,009,400
LESS Stock and Option Award Values Reported in SCT for Covered Year	(4,400,007)	(612,055)	(608,197)	(598,889)	(1,212,203)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	4,367,960	701,103	583,577	257,738	2,611,426
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	(594,784)	13,073	(258,024)	(865,018)	6,104,682
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(52,779)	(237,279)	260,572	580,956	1,761,672
LESS Fair Value at the End of the Prior Year of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year	(398,643)	(306,525)	—	—	—
"Compensation Actually Paid"	$3,813,615	$636,348	$1,084,459	$511,807	$11,274,977

Column (d): For fiscal years 2025, 2024, 2023, 2022 and 2021, non-CEO named executive officers were as follows and are included in the average figures shown:

•
2025: James (Jim) Mikolaichik, James (Jim) W. Forrester Jr., Christopher (Chris) Finazzo, Byron Surrett and Kyle Miller.
•
2024: James (Jim) Mikolaichik, James (Jim) W. Forrester Jr., Christopher (Chris) Finazzo, Michael Rady and Byron Surrett.
•
2023: James (Jim) W. Forrester Jr., Michelle (Chelle) Adams, James (Jim) Hughes, Kyle R. Miller and Byron Surrett.
•
2022: Michelle (Chelle) Adams, Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Christopher (Chris) Finazzo, Daniel (Dan) Mayer and G. Anthony (Tony) Taylor.
•
2021: Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Thomas (Tom) Iven, Sharon (Sherri) Nadeau and G. Anthony (Tony) Taylor.

Column (e): Average CAP for our non-CEO named executive officers in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO named executive officers during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the non-CEO named executive officers’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Average of NEOs (excluding CEO)	2025	2024	2023	2022	2021
SCT Total Compensation	$1,159,308	$2,583,817	$813,230	$2,336,474	$932,443
LESS Stock and Option Award Values Reported in SCT for Covered Year	(843,462)	(2,360,955)	(546,922)	(1,985,378)	(548,803)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	1,046,684	2,436,858	436,606	1,791,166	845,928
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	(749,672)	29,290	10,278	(600,536)	5,405,633
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(101,156)	1,133	(9,829)	406,102	1,127,536
LESS Fair Value at the End of the Prior Year of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year	(1,251,267)	(196,872)	(830,902)	—	(180,859)
"Compensation Actually Paid"	$(739,565)	$2,493,271	$(127,539)	$1,947,828	$7,581,878

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Adjustments have been made using the stock price as of year end and as of each date of vest. Performance-based PSU grant date fair values are calculated using the stock price as of the date of grant assuming probable performance at the time of the grant. Adjustments have been made using the stock price and performance accrual modification as of year-end and as of the date of vesting. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of the date of vesting.

Column (f): For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of United Parks for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Column (g): For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the S&P Midcap 400 Index, as used in our performance graph pursuant to Item 201(e) of Regulation S-K contained in our Annual Report on Form 10-K ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Column (h): Reflects “Net Income” in our Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (i): Our Company-selected Measure is Adjusted EBITDA which is described below.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		For fiscal years 2025, 2024, 2023, 2022 and 2021 reflects compensation amounts reported in the “Summary Compensation Table” ("SCT") for our CEO, Marc G. Swanson, (our principal executive officer ("PEO")), for the respective years shown.
PEO Total Compensation Amount	[1]	$ 4,891,868	$ 1,078,031	$ 1,106,531	$ 1,137,020	$ 2,009,400
PEO Actually Paid Compensation Amount	[2]	$ 3,813,615	636,348	1,084,459	511,807	11,274,977
Adjustment To PEO Compensation, Footnote	For information regarding the decisions made by our Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

	Marc G. Swanson
	2025	2024	2023	2022	2021
SCT Total Compensation	$4,891,868	$1,078,031	$1,106,531	$1,137,020	$2,009,400
LESS Stock and Option Award Values Reported in SCT for Covered Year	(4,400,007)	(612,055)	(608,197)	(598,889)	(1,212,203)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	4,367,960	701,103	583,577	257,738	2,611,426
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	(594,784)	13,073	(258,024)	(865,018)	6,104,682
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(52,779)	(237,279)	260,572	580,956	1,761,672
LESS Fair Value at the End of the Prior Year of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year	(398,643)	(306,525)	—	—	—
"Compensation Actually Paid"	$3,813,615	$636,348	$1,084,459	$511,807	$11,274,977

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,159,308	2,583,817	813,230	2,336,474	932,443
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ (739,565)	2,493,271	(127,539)	1,947,828	7,581,878
Adjustment to Non-PEO NEO Compensation Footnote	For information regarding the decisions made by our Compensation Committee regarding the non-CEO named executive officers’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Average of NEOs (excluding CEO)	2025	2024	2023	2022	2021
SCT Total Compensation	$1,159,308	$2,583,817	$813,230	$2,336,474	$932,443
LESS Stock and Option Award Values Reported in SCT for Covered Year	(843,462)	(2,360,955)	(546,922)	(1,985,378)	(548,803)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	1,046,684	2,436,858	436,606	1,791,166	845,928
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	(749,672)	29,290	10,278	(600,536)	5,405,633
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(101,156)	1,133	(9,829)	406,102	1,127,536
LESS Fair Value at the End of the Prior Year of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year	(1,251,267)	(196,872)	(830,902)	—	(180,859)
"Compensation Actually Paid"	$(739,565)	$2,493,271	$(127,539)	$1,947,828	$7,581,878

Equity Valuation Assumption Difference, Footnote

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Adjustments have been made using the stock price as of year end and as of each date of vest. Performance-based PSU grant date fair values are calculated using the stock price as of the date of grant assuming probable performance at the time of the grant. Adjustments have been made using the stock price and performance accrual modification as of year-end and as of the date of vesting. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of the date of vesting.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Performance Measure	Type of Measure	Description
Adjusted EBITDA	Financial

Adjusted EBITDA is a non-GAAP financial measure. We define Adjusted EBITDA as net income (loss) plus (i) income tax provision (benefit), (ii) loss on extinguishment of debt, (iii) interest expense, consent fees and similar financing costs, (iv) depreciation and amortization, (v) equity-based compensation expense, (vi) certain non-cash charges/credits including those related to asset disposals and self-insurance reserve adjustments, (vii) certain business optimization, development and strategic initiative costs, (viii) merger, acquisition, integration and certain investment costs, and (ix) other nonrecurring costs including incremental costs associated with the COVID-19 pandemic or similar unusual events.

Total Revenue	Financial	Our total revenue as reported for fiscal year 2021-2025.
Total Revenue per Capita	Financial	Total revenue per capita is defined as total revenue divided by attendance, both as reported for fiscal year 2021-2025.
Guest Satisfaction (GSAT)	Non-Financial	Our ongoing measurement of GSAT using a variety of in-park and online survey tools.

Total Shareholder Return Amount	[5]	$ 114.9	177.85	167.22	169.37	205.35
Peer Group Total Shareholder Return Amount	[6]	154.68	143.89	126.29	108.47	124.76
Net Income (Loss)	[7]	$ 168,400,000	$ 227,500,000	$ 234,200,000	$ 291,200,000	$ 256,500,000
Company Selected Measure Amount	[8]	605.1	700.2	713.5	728.2	662
PEO Name		Marc G. Swanson	Marc G. Swanson	Marc G. Swanson	Marc G. Swanson	Marc G. Swanson
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Total Revenue per Capita
Measure:: 4
Pay vs Performance Disclosure
Name		Guest Satisfaction (GSAT)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (4,400,007)	$ (612,055)	$ (608,197)	$ (598,889)	$ (1,212,203)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,367,960	701,103	583,577	257,738	2,611,426
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(594,784)	13,073	(258,024)	(865,018)	6,104,682
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,779)	(237,279)	260,572	580,956	1,761,672
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(398,643)	(306,525)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(843,462)	(2,360,955)	(546,922)	(1,985,378)	(548,803)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,046,684	2,436,858	436,606	1,791,166	845,928
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(749,672)	29,290	10,278	(600,536)	5,405,633
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(101,156)	1,133	(9,829)	406,102	1,127,536
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,251,267)	$ (196,872)	$ (830,902)		$ (180,859)

[1]	For fiscal years 2025, 2024, 2023, 2022 and 2021 reflects compensation amounts reported in the “Summary Compensation Table” ("SCT") for our CEO, Marc G. Swanson, (our principal executive officer ("PEO")), for the respective years shown.
[2]	“Compensation actually paid” ("CAP") to our CEO in each of 2025, 2024, 2023, 2022 and 2021, reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

	Marc G. Swanson
	2025	2024	2023	2022	2021
SCT Total Compensation	$4,891,868	$1,078,031	$1,106,531	$1,137,020	$2,009,400
LESS Stock and Option Award Values Reported in SCT for Covered Year	(4,400,007)	(612,055)	(608,197)	(598,889)	(1,212,203)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	4,367,960	701,103	583,577	257,738	2,611,426
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	(594,784)	13,073	(258,024)	(865,018)	6,104,682
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(52,779)	(237,279)	260,572	580,956	1,761,672
LESS Fair Value at the End of the Prior Year of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year	(398,643)	(306,525)	—	—	—
"Compensation Actually Paid"	$3,813,615	$636,348	$1,084,459	$511,807	$11,274,977

[3]	For fiscal years 2025, 2024, 2023, 2022 and 2021, non-CEO named executive officers were as follows and are included in the average figures shown:
•
2025: James (Jim) Mikolaichik, James (Jim) W. Forrester Jr., Christopher (Chris) Finazzo, Byron Surrett and Kyle Miller.
•
2024: James (Jim) Mikolaichik, James (Jim) W. Forrester Jr., Christopher (Chris) Finazzo, Michael Rady and Byron Surrett.
•
2023: James (Jim) W. Forrester Jr., Michelle (Chelle) Adams, James (Jim) Hughes, Kyle R. Miller and Byron Surrett.
•
2022: Michelle (Chelle) Adams, Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Christopher (Chris) Finazzo, Daniel (Dan) Mayer and G. Anthony (Tony) Taylor.
•
2021: Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Thomas (Tom) Iven, Sharon (Sherri) Nadeau and G. Anthony (Tony) Taylor.

[4]	Average CAP for our non-CEO named executive officers in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO named executive officers during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the non-CEO named executive officers’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Average of NEOs (excluding CEO)	2025	2024	2023	2022	2021
SCT Total Compensation	$1,159,308	$2,583,817	$813,230	$2,336,474	$932,443
LESS Stock and Option Award Values Reported in SCT for Covered Year	(843,462)	(2,360,955)	(546,922)	(1,985,378)	(548,803)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	1,046,684	2,436,858	436,606	1,791,166	845,928
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	(749,672)	29,290	10,278	(600,536)	5,405,633
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(101,156)	1,133	(9,829)	406,102	1,127,536
LESS Fair Value at the End of the Prior Year of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year	(1,251,267)	(196,872)	(830,902)	—	(180,859)
"Compensation Actually Paid"	$(739,565)	$2,493,271	$(127,539)	$1,947,828	$7,581,878

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Adjustments have been made using the stock price as of year end and as of each date of vest. Performance-based PSU grant date fair values are calculated using the stock price as of the date of grant assuming probable performance at the time of the grant. Adjustments have been made using the stock price and performance accrual modification as of year-end and as of the date of vesting. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of the date of vesting.

[5]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of United Parks for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
[6]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the S&P Midcap 400 Index, as used in our performance graph pursuant to Item 201(e) of Regulation S-K contained in our Annual Report on Form 10-K ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
[7]	Reflects “Net Income” in our Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
[8]	Our Company-selected Measure is Adjusted EBITDA which is described below.